Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
7.	Leases
The Company has operating lease arrangements for facilities under non-cancellable
agreements with various expiration dates through 2031. The agreements may include renewal options to extend the term that the Company is not reasonably certain to exercise.
Rent expense related to operating lease liabilities was $2.6 million, $2.5 million, and $2.3 million for the years ended December 31, 2025, 2024, and 2023, respectively. Variable costs were $
0.6
 million for the year ended December 31, 2025. In addition, the Company recognized $0.3 million, $0.2 million, and $0.1 million in rent expenses related to short-term leases for the years ended December 31, 2025, 2024, and 2023, respectively.
As of December 31, 2025, future minimum lease payments for the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2026	$2,605
2027	1,200
2028	839
2029	866
2030	898
Thereafter	670

Total undiscounted lease payments	7,078
Less: Imputed interest	(1,578)

Present value of lease liabilities	5,500
Less: Operating lease liabilities, current	(1,916)

Operating lease liabilities, non-current	$3,584

The following table summarizes additional information related to operating leases for the periods presented:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term	4.1 years	4.6 years	5.2 years
Weighted-average discount rate	12.5%	12.3%	11.2%
Cash payments made for operating leases (in thousands)	$2,626	$2,327	$2,308